Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-Based Payment Arrangements [Abstract]
Changes in number and exercise prices of other equity instruments
Deferred, restricted and performance share units (old plan and new plan) outstanding as at December 31, 2019 and 2018 are as follows:

	Number of deferred share units	Number of restricted share units	Number of performance share units (old plan)	Number of performance share units (new plan)
Outstanding at December 31, 2017	224,846	20,455	604,895	—
Granted	7,752	8,700	149,200	—
Performance factor impact on redemption[1]	—	—	(127,733)	—
Granted in lieu of dividends	4,495	545	12,303	—
Redeemed	(28,001)	(12,339)	(42,577)	—
Cancelled	—	—	(16,310)	—
Outstanding at December 31, 2018	209,092	17,361	579,778	—
Granted	14,158	79,240	—	134,930
Performance factor impact on redemption[1]	—	—	132,215	—
Granted in lieu of dividends	4,031	2,840	9,909	4,464
Redeemed	(137,515)	(15,428)	(396,635)	—
Cancelled	—	(845)	(21,822)	(1,356)
Outstanding at December 31, 2019	89,766	83,168	303,445	138,038

[1]
Performance share units granted prior to 2019 have a feature where the ultimate number of units that vest are adjusted by a performance factor of the original grant as determined by the Company's total shareholder return in relation to a predetermined target over the period to vesting. These units relate to performance share units redeemed in the quarter ended March 31, 2018 and March 31, 2019.

All SARs and TSARs granted have a maximum term of seven years with one-third vesting each year after the date of grant. SARs and TSARs units outstanding at December 31, 2019 and 2018 are as follows:

	SARs		TSARs

	Number of units	Exercise price USD	Number of units	Exercise price USD
Outstanding at December 31, 2017	1,450,077	$45.11	2,043,495	$46.62
Granted	141,300	55.28	330,400	55.37
Exercised	(669,931)	39.00	(918,327)	42.48
Cancelled	(16,582)	53.12	(8,267)	47.25
Expired	(7,981)	28.74	—	—
Outstanding at December 31, 2018	896,883	$51.27	1,447,301	$51.24
Granted	29,320	57.60	294,680	56.70
Exercised	(39,662)	37.25	(45,769)	37.08
Cancelled	(29,134)	54.72	(34,885)	53.38
Outstanding at December 31, 2019	857,407	$52.02	1,661,327	$52.55

Number and weighted average remaining contractual life of SARs and TSARs outstanding and exercisable
Information regarding the SARs and TSARs outstanding as at December 31, 2019 is as follows:

	Units outstanding at December 31, 2019			Units exercisable at December 31, 2019

Range of exercise prices	Weighted average remaining contractual life (years)	Number of units outstanding	Weighted average exercise price	Number of units exercisable	Weighted average exercise price
SARs
$25.97 to $35.51	3.17	186,980	$34.59	186,980	$34.59
$38.24 to $50.17	2.91	191,684	46.39	141,597	45.07
$54.65 to $78.59	2.91	478,743	61.08	362,759	62.73
	2.97	857,407	$52.02	691,336	$51.50
TSARs
$25.97 to $35.51	3.17	308,837	$34.59	308,837	$34.59
$38.24 to $50.17	3.52	386,471	47.62	263,269	46.82
$54.65 to $78.59	4.06	966,019	60.27	482,156	63.91
	3.77	1,661,327	$52.55	1,054,262	$51.05

SARs and TSARs outstanding and exercisable by range of exercise prices
Information regarding the SARs and TSARs outstanding as at December 31, 2019 is as follows:

	Units outstanding at December 31, 2019			Units exercisable at December 31, 2019

Range of exercise prices	Weighted average remaining contractual life (years)	Number of units outstanding	Weighted average exercise price	Number of units exercisable	Weighted average exercise price
SARs
$25.97 to $35.51	3.17	186,980	$34.59	186,980	$34.59
$38.24 to $50.17	2.91	191,684	46.39	141,597	45.07
$54.65 to $78.59	2.91	478,743	61.08	362,759	62.73
	2.97	857,407	$52.02	691,336	$51.50
TSARs
$25.97 to $35.51	3.17	308,837	$34.59	308,837	$34.59
$38.24 to $50.17	3.52	386,471	47.62	263,269	46.82
$54.65 to $78.59	4.06	966,019	60.27	482,156	63.91
	3.77	1,661,327	$52.55	1,054,262	$51.05

Weighted average assumptions of outstanding SARs and TSARs
The fair value of each outstanding SARs and TSARs grant was estimated on December 31, 2019 and 2018 using the Black-Scholes option pricing model with the following weighted average assumptions:

	2019	2018
Risk-free interest rate	1.6%	2.6%
Expected dividend yield	3.7%	2.7%
Expected life of SARs and TSARs (years)	1.2	1.5
Expected volatility	38%	35%
Expected forfeitures	0.1%	0.2%
Weighted average fair value (USD per share)	$3.03	$7.93

Changes in stock options issued
Common shares reserved for outstanding incentive stock options as at December 31, 2019 and 2018 are as follows:

	Number of stock options	Weighted average exercise price
Outstanding at December 31, 2017	262,535	$45.09
Granted	21,900	54.65
Exercised	(83,114)	38.89
Cancelled	(3,100)	57.26
Outstanding at December 31, 2018	198,221	$48.55
Granted	7,410	57.60
Exercised	(2,700)	31.73
Cancelled	(2,300)	52.31
Outstanding at December 31, 2019	200,631	$49.07

Stock options outstanding and exercisable by range of exercise prices
Information regarding the stock options outstanding as at December 31, 2019 is as follows:

	Options outstanding at December 31, 2019			Options exercisable at December 31, 2019

Range of exercise prices	Weighted average remaining contractual life (years)	Number of stock options outstanding	Weighted average exercise price	Number of stock options exercisable	Weighted average exercise price
Options
$25.97 to $35.51	3.17	53,767	$34.59	53,767	$34.59
$38.24 to $50.17	1.96	56,554	43.56	47,751	42.35
$54.65 to $78.59	2.88	90,310	61.14	69,033	62.82
	2.70	200,631	$49.07	170,551	$48.19

Number and weighted average remaining contractual life of stock options outstanding and exercisable
Information regarding the stock options outstanding as at December 31, 2019 is as follows:

	Options outstanding at December 31, 2019			Options exercisable at December 31, 2019

Range of exercise prices	Weighted average remaining contractual life (years)	Number of stock options outstanding	Weighted average exercise price	Number of stock options exercisable	Weighted average exercise price
Options
$25.97 to $35.51	3.17	53,767	$34.59	53,767	$34.59
$38.24 to $50.17	1.96	56,554	43.56	47,751	42.35
$54.65 to $78.59	2.88	90,310	61.14	69,033	62.82
	2.70	200,631	$49.07	170,551	$48.19